Insurance Contracts - Summary of sensitivity analysis of market risk to changes in economic assumptions (Details) - Market risk [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Exchange rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Assumption change	100.00%	100.00%
Effect on Equity	₩ (24,530)	₩ (16,195)
Effect on Profit or loss	(31,299)	(17,042)
Effect on Equity (decrease)	24,530	16,224
Effect on Profit or loss (decrease)	₩ 31,299	₩ 17,090
Assumption change (decrease)		100.00%
Discount rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Assumption change	1.00%	1.00%
Effect on Equity	₩ 2,093,890	₩ 1,678,796
Effect on Profit or loss	0	0
Effect on Equity (decrease)	(2,918,559)	(2,348,470)
Effect on Profit or loss (decrease)	₩ 0	₩ 0
Assumption change (decrease)	(1.00%)	(1.00%)
Stock price
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Assumption change	10.00%	10.00%
Effect on Equity	₩ (136,859)	₩ (125,211)
Effect on Profit or loss	(190,338)	(176,718)
Effect on Equity (decrease)	135,687	122,553
Effect on Profit or loss (decrease)	₩ 188,637	₩ 172,853
Assumption change (decrease)	(10.00%)	(10.00%)